UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05620

The Zweig Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

100 Pearl Street Hartford, CT 06103-4506
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 272-2700

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

Asset Allocation as of September 30, 2012

The following graph illustrates asset allocations within certain sectors and as a percentage of total investments as of September 30, 2012.
Common Stocks	59%
U.S. Government Securities (includes U.S. Treasury Bills which are Short-term investments)	29%
Foreign Government Securities	8%
Corporate Bonds	2%
Exchange Traded Funds	1%
Money Market Mutual Funds - (Short-term investment)	1%

Total	100%

($ reported in thousands)

		Par		Value
INVESTMENTS
U.S. GOVERNMENT SECURITIES	29.3%
U.S. Treasury Bond 4.000%, 11/15/12		$18,500		$18,587
U.S. Treasury Inflation Indexed Note(3)
1.625%, 1/15/15		28,000		36,011
2.000%, 1/15/16		25,000		32,353
2.375%, 1/15/17		31,000		41,314
U.S. Treasury Note 1.750%, 5/15/22		20,000		20,289

Total U.S. Government Securities (Identified Cost $134,499)				148,554

FOREIGN GOVERNMENT SECURITIES	8.4%
Commonwealth of Australia
6.500%, 5/15/13		5,000		5,301
5.500%, 12/15/13		11,000		11,797
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13		7,000		5,924
Kingdom of Norway Series 470 6.500%, 5/15/13		80,000	(5)	14,370
Singapore Government Bond 3.625%, 7/1/14		6,000		5,176

Total Foreign Government Securities (Identified Cost $41,005)				42,568

See notes to Schedule of Investments

		Par	Value
CORPORATE BONDS	2.2%
INDUSTRIALS — 2.2%
CSX Corp. 6.250%, 3/15/18		4,000	$4,907
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/18		4,814	5,954

Total Corporate Bonds (Identified Cost $8,364)			10,861

		Number of Shares
COMMON STOCKS	58.9%
CONSUMER DISCRETIONARY — 7.1%
Amazon.com, Inc.(2)		9,600	2,441
AutoZone, Inc.(2)		7,500	2,773
Coach, Inc.		44,000	2,465
Comcast Corp. Class A(4)		162,000	5,795
DR Horton, Inc.		213,000	4,396
Goodyear Tire & Rubber Co. (The)(2)		232,000	2,828
Leggett & Platt, Inc.		152,000	3,808
Lululemon Athletica, Inc.(2)		34,000	2,514
McDonald’s Corp.		32,000	2,936
Papa John’s International, Inc.(2)		18,000	961
Yum! Brands, Inc.		76,000	5,042

			35,959

CONSUMER STAPLES — 7.2%
Altria Group, Inc.		210,100	7,015
Campbell Soup Co.		184,000	6,407
Heinz (H.J.) Co.		99,000	5,539
Kimberly-Clark Corp.		54,000	4,632
PepsiCo, Inc.		89,000	6,299
Procter & Gamble Co. (The)		95,000	6,589

			36,481

ENERGY — 6.5%
Chevron Corp.		55,000	6,411
ConocoPhillips		64,000	3,659
Continental Resources, Inc.(2)		39,000	2,999
Petroleo Brasileiro S.A. ADR		59,000	1,353
Total SA Sponsored ADR		51,000	2,555
Valero Energy Corp.		147,000	4,657
Whiting Petroleum Corp.(2)(4)		44,000	2,085
Williams Cos., Inc. (The)		202,000	7,064
WPX Energy, Inc.(2)		127,000	2,107

			32,890

See notes to Schedule of Investments

	Number of Shares	Value
FINANCIALS — 8.2%
Aflac, Inc.	109,000	$5,219
BB&T Corp.	206,000	6,831
Goldman Sachs Group, Inc. (The)(4)	22,000	2,501
HCP, Inc.	100,000	4,448
JPMorgan Chase & Co.	198,000	8,015
Lincoln National Corp.	183,000	4,427
New York Community Bancorp, Inc.	272,000	3,851
U.S. Bancorp	174,000	5,968

		41,260

HEALTH CARE — 8.0%
Abbott Laboratories	106,000	7,267
Biogen Idec, Inc.(2)	22,000	3,283
Bristol-Myers Squibb Co.	115,000	3,881
Eli Lilly & Co.	133,000	6,306
Express Scripts Holding Co.(2)(4)	44,000	2,757
Gilead Sciences, Inc.(2)	63,000	4,179
Johnson & Johnson	127,000	8,752
UnitedHealth Group, Inc.	77,000	4,267

		40,692

INDUSTRIALS — 4.2%
Alaska Air Group, Inc.(2)	39,000	1,367
Cummins, Inc.	38,000	3,504
Deere & Co.	48,000	3,959
Lockheed Martin Corp.	49,000	4,576
Robinson (C.H.) Worldwide, Inc.	41,000	2,401
Union Pacific Corp.	35,000	4,154
United Continental Holdings, Inc.(2)	74,000	1,443

		21,404

INFORMATION TECHNOLOGY — 9.9%
Apple, Inc.	16,300	10,876
Citrix Systems, Inc.(2)	35,000	2,680
Google, Inc. Class A(2)	4,100	3,094
Intel Corp.	239,000	5,421
International Business Machines Corp.	32,000	6,638
MasterCard, Inc. Class A	8,200	3,702
Paychex, Inc.	136,000	4,527
QUALCOMM, Inc.	111,000	6,936
VeriSign, Inc.(2)(4)	57,000	2,775
Visa, Inc. Class A(4)	27,000	3,626

		50,275

See notes to Schedule of Investments

		Number of Shares	Value
MATERIALS — 3.1%
CF Industries Holdings, Inc.(4)		10,000	$2,223
Du Pont (E.I.) de Nemours & Co.		115,000	5,781
MeadWestvaco Corp.		95,000	2,907
Monsanto Co.(4)		54,000	4,915

			15,826

TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.		132,000	4,977
CenturyLink, Inc.		116,000	4,686
Verizon Communications, Inc.		165,000	7,519

			17,182

UTILITIES — 1.3%
Duke Energy Corp.		57,000	3,694
FirstEnergy Corp.		62,000	2,734

			6,428

Total Common Stocks (Identified Cost $259,990)			298,397

EXCHANGE-TRADED FUNDS	0.7%
Templeton Dragon Fund, Inc.		131,000	3,358

Total Exchange-Traded Funds (Identified Cost $2,411)			3,358

Total Long Term Investments — 99.5% (Identified Cost $446,269)			503,738

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET MUTUAL FUNDS — 0.7%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.060%)		3,666,819	3,667

Total Short-Term Investments (Identified Cost $3,667)			3,667

Total Investments, before Written Options (Identified Cost $449,936) — 100.2%			507,405

		Contracts
WRITTEN OPTIONS	(0.1)%
CALL OPTIONS — (0.1)%
CF Industries Holdings expiring 11/17/12 strike price $220.00		32	(34)
Comcast Corp. expiring10/20/12 strike price $35.00		1,262	(126)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50		224	(52)
Goldman Sachs Group expiring 10/20/12 strike price $120.00		128	(11)

See notes to Schedule of Investments

	Contracts	Value
CALL OPTIONS (CONTINUED)
Monsanto Co. expiring 08/20/12 strike price $87.50	170	$(75)
VeriSign, Inc. expiring 12/22/12 strike price $50.00	400	(61)
Visa, Inc. expiring 12/22/12 strike price $140.00	69	(20)
Whiting Petroleum expiring 12/22/12 strike price $50.00	202	(55)

Total Written Options (Premiums Received $404)		(434)

Total Investments(1) (Identified Cost $449,532) — 100.1%		506,971
Other Assets and Liabilities, Net — (0.1)%		(364)

Net Assets — 100.0%		$506,607

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(4)	All or a portion segregated as collateral for written options.
(5)	Par value represents Norwegian Krone (reported in thousands)

Country Weightings (Unaudited)†
United States	89%
Australia	3%
Norway	3%
China	1%
France	1%
New Zealand	1%
Singapore	1%
Canada	1%

Total	100%

†	% of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
U.S. Government Securities (includes short-term investments)	$148,554	$—	$148,554
Foreign Government Securities	42,568	—	42,568
Corporate Bonds	10,861	—	10,861
Equity Securities:
Common Stocks	298,397	298,397	—
Exchange-Traded Funds	3,358	3,358	—
Short-Term Investments	3,667	3,667	—
Other Financial Instruments:
Written Options	(434)	(434)	—

Total	$506,971	$304,988	$201,983

There are no Level 3 (significant unobservable input) priced securities.

See notes to Schedule of Investments

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.  Security Valuation:

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.  Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.  Foreign Currency Translation:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.  Derivative Financial Instruments:

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write listed covered and uncovered put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or market sector advance. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities or for yield enhancement.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value before written options” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in unrealized appreciation/(depreciation) on investments on the Statement of Investments. Changes in value of written options is included in unrealized appreciation/(depreciation) on written options.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain/(loss) on investment transactions on the Statement of Operations. Gain or loss on written options is presented separately as net realized gain/(loss) on written options transactions.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

NOTE 2 — INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 — CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At September 30, 2012, the Fund held 29% of its total investments in U.S. Government securities.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$451,179	$58,571	$(2,345)	$56,226
Written Options	(404)	47	(77)	(30)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

NOTE 5 — SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Zweig Total Return Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and
Treasurer
(principal financial officer)

Date	11/28/12

*	Print the name and title of each signing officer under his or her signature.